UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®
Value Fund

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.85%	$ 1,000.00	$ 1,175.40	$ 4.64
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.81	$ 4.31

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.2	3.1
JPMorgan Chase & Co.	3.0	3.2
AT&T, Inc.	2.6	3.2
Bank of America Corp.	2.5	1.6
Wells Fargo & Co.	2.5	2.8
McDonald's Corp.	2.3	2.5
Abbott Laboratories	2.0	2.3
General Dynamics Corp.	1.9	2.2
Goldman Sachs Group, Inc.	1.9	1.9
Occidental Petroleum Corp.	1.8	1.5
	23.7
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	22.8
Energy	18.1	17.1
Industrials	10.2	8.2
Information Technology	9.4	7.9
Consumer Discretionary	9.4	7.2
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 96.9%		Stocks 96.7%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	11.4%	** Foreign investments	12.4%

Semiannual Report

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Distributors - 0.2%
Genuine Parts Co.	28,700	$ 1,028,321
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp. unit	144,744	4,636,150
McDonald's Corp.	208,906	13,213,305
		17,849,455
Leisure Equipment & Products - 0.2%
Mattel, Inc.	73,300	1,426,418
Media - 0.6%
Comcast Corp. Class A	118,100	1,732,527
The Walt Disney Co.	65,200	1,970,344
		3,702,871
Multiline Retail - 0.3%
Nordstrom, Inc.	44,800	1,498,560
Specialty Retail - 2.9%
Best Buy Co., Inc.	159,672	6,838,752
H&M Hennes & Mauritz AB (B Shares)	31,700	1,874,494
Ross Stores, Inc.	74,700	3,285,306
Staples, Inc.	212,129	4,946,848
		16,945,400
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. Class B	153,921	9,987,934
VF Corp.	27,100	1,970,712
		11,958,646
TOTAL CONSUMER DISCRETIONARY		54,409,671
CONSUMER STAPLES - 5.4%
Beverages - 1.1%
Diageo PLC sponsored ADR	18,200	1,230,502
PepsiCo, Inc.	83,313	5,183,735
		6,414,237
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	20,800	1,246,128
CVS Caremark Corp.	154,694	4,797,061
Shoppers Drug Mart Corp.	30,000	1,228,423
Wal-Mart de Mexico SA de CV Class V sponsored ADR	33,700	1,379,004
Wal-Mart Stores, Inc.	73,100	3,987,605
		12,638,221
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.3%
Archer Daniels Midland Co.	65,300	$ 2,011,893
Nestle SA sponsored ADR	110,906	5,259,163
		7,271,056
Household Products - 0.8%
Procter & Gamble Co.	72,900	4,545,315
TOTAL CONSUMER STAPLES		30,868,829
ENERGY - 18.1%
Energy Equipment & Services - 3.3%
Halliburton Co.	183,277	5,381,013
Schlumberger Ltd.	74,200	4,740,638
Transocean Ltd. (a)	108,226	9,241,418
		19,363,069
Oil, Gas & Consumable Fuels - 14.8%
Anadarko Petroleum Corp.	119,642	7,122,288
Apache Corp.	98,842	9,417,666
Cameco Corp.	24,100	692,290
Chevron Corp.	239,659	18,702,984
CNOOC Ltd.	1,437,700	2,224,900
Devon Energy Corp.	87,900	5,920,065
Exxon Mobil Corp.	112,800	8,467,896
Hess Corp.	124,608	7,222,280
Marathon Oil Corp.	134,100	4,374,342
Occidental Petroleum Corp.	126,522	10,221,712
Peabody Energy Corp.	66,684	2,964,771
Total SA Series B	128,200	7,950,219
		85,281,413
TOTAL ENERGY		104,644,482
FINANCIALS - 23.2%
Capital Markets - 3.4%
Bank of New York Mellon Corp.	81,800	2,179,152
BlackRock, Inc. Class A	17,800	4,042,024
Franklin Resources, Inc.	12,800	1,382,784
Goldman Sachs Group, Inc.	63,987	10,856,034
Morgan Stanley	41,300	1,304,254
		19,764,248
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.7%
BB&T Corp.	49,300	$ 1,227,570
Fifth Third Bancorp	364,098	3,670,108
HSBC Holdings PLC sponsored ADR	22,400	1,321,824
PNC Financial Services Group, Inc.	93,440	5,327,014
Toronto-Dominion Bank	41,000	2,581,582
U.S. Bancorp, Delaware	178,651	4,310,849
Wells Fargo & Co.	510,088	14,302,868
		32,741,815
Consumer Finance - 2.1%
American Express Co.	154,202	6,450,270
Capital One Financial Corp.	139,777	5,361,846
		11,812,116
Diversified Financial Services - 5.5%
Bank of America Corp.	902,930	14,311,441
JPMorgan Chase & Co.	415,426	17,651,451
		31,962,892
Insurance - 4.8%
ACE Ltd.	70,400	3,429,184
Everest Re Group Ltd.	29,000	2,468,190
HCC Insurance Holdings, Inc.	194,300	5,077,059
Lincoln National Corp.	253,905	5,816,964
MetLife, Inc.	151,800	5,190,042
Prudential Financial, Inc.	119,783	5,971,183
		27,952,622
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	52,805	3,814,633
Corporate Office Properties Trust (SBI)	36,800	1,258,192
Public Storage	8,600	684,388
Simon Property Group, Inc.	29,141	2,117,385
		7,874,598
Real Estate Management & Development - 0.3%
Hong Kong Land Holdings Ltd.	315,000	1,559,250
TOTAL FINANCIALS		133,667,541
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	37,000	2,767,600
Boston Scientific Corp. (a)	327,663	2,742,539
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	28,700	$ 1,343,734
Medtronic, Inc.	87,800	3,726,232
		10,580,105
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	95,959	4,532,144
Pharmaceuticals - 6.6%
Abbott Laboratories	216,706	11,808,310
Bristol-Myers Squibb Co.	216,115	5,469,871
Johnson & Johnson	81,900	5,146,596
Merck & Co., Inc.	190,477	6,897,172
Pfizer, Inc.	190,700	3,465,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	98,900	5,220,931
		38,007,899
TOTAL HEALTH CARE		53,120,148
INDUSTRIALS - 10.2%
Aerospace & Defense - 4.7%
General Dynamics Corp.	167,608	11,045,367
L-3 Communications Holdings, Inc.	60,000	4,702,200
Lockheed Martin Corp.	64,700	4,996,781
United Technologies Corp.	97,308	6,542,990
		27,287,338
Air Freight & Logistics - 0.5%
FedEx Corp.	18,100	1,528,545
United Parcel Service, Inc. Class B	24,500	1,408,015
		2,936,560
Commercial Services & Supplies - 1.5%
Waste Management, Inc.	256,585	8,426,251
Industrial Conglomerates - 1.3%
3M Co.	16,800	1,300,992
General Electric Co.	367,300	5,884,146
		7,185,138
Machinery - 1.0%
Caterpillar, Inc.	26,200	1,529,818
PACCAR, Inc.	110,488	4,096,895
		5,626,713
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.2%
Norfolk Southern Corp.	25,600	$ 1,315,840
Union Pacific Corp.	92,350	5,842,061
		7,157,901
TOTAL INDUSTRIALS		58,619,901
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.3%
Harris Corp.	85,600	3,757,840
QUALCOMM, Inc.	78,600	3,537,000
		7,294,840
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	127,291	6,244,896
International Business Machines Corp.	70,627	8,923,721
		15,168,617
Electronic Equipment & Components - 0.3%
Corning, Inc.	123,500	2,059,980
IT Services - 1.3%
Automatic Data Processing, Inc.	64,200	2,789,490
MasterCard, Inc. Class A	18,616	4,483,850
		7,273,340
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	137,673	1,694,755
Intel Corp.	168,900	3,242,880
Texas Instruments, Inc.	110,400	2,792,016
		7,729,651
Software - 2.6%
Microsoft Corp.	320,829	9,435,581
Oracle Corp.	249,811	5,515,827
		14,951,408
TOTAL INFORMATION TECHNOLOGY		54,477,836
MATERIALS - 4.4%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	33,902	2,811,493
Dow Chemical Co.	29,200	811,176
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	45,500	$ 3,674,125
Praxair, Inc.	14,300	1,173,029
		8,469,823
Metals & Mining - 2.9%
Alcoa, Inc.	90,800	1,136,816
Allegheny Technologies, Inc.	63,500	2,160,905
BHP Billiton Ltd. sponsored ADR	59,329	4,467,474
Freeport-McMoRan Copper & Gold, Inc.	56,159	4,649,965
United States Steel Corp.	98,597	4,403,342
		16,818,502
TOTAL MATERIALS		25,288,325
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	541,921	14,599,352
Verizon Communications, Inc.	77,600	2,441,296
		17,040,648
Wireless Telecommunication Services - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	24,700	1,157,689
TOTAL TELECOMMUNICATION SERVICES		18,198,337
UTILITIES - 4.4%
Electric Utilities - 3.7%
American Electric Power Co., Inc.	169,845	5,467,311
E.ON AG sponsored ADR	47,400	1,878,462
Exelon Corp.	48,600	2,341,548
FirstEnergy Corp.	124,784	5,375,695
FPL Group, Inc.	116,100	6,033,717
		21,096,733
Multi-Utilities - 0.7%
Sempra Energy	66,400	3,528,496
Wisconsin Energy Corp.	15,600	703,560
		4,232,056
TOTAL UTILITIES		25,328,789
TOTAL COMMON STOCKS (Cost $461,962,494)		558,623,859
Money Market Funds - 3.0%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $17,477,003)	17,477,003	$ 17,477,003
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $479,439,497)		576,100,862
NET OTHER ASSETS - 0.1%		477,685
NET ASSETS - 100%		$ 576,578,547
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,409,671	$ 54,409,671	$ -	$ -
Consumer Staples	30,868,829	30,868,829	-	-
Energy	104,644,482	94,469,363	10,175,119	-
Financials	133,667,541	133,667,541	-	-
Health Care	53,120,148	53,120,148	-	-
Industrials	58,619,901	58,619,901	-	-
Information Technology	54,477,836	54,477,836	-	-
Materials	25,288,325	25,288,325	-	-
Telecommunication Services	18,198,337	18,198,337	-	-
Utilities	25,328,789	25,328,789	-	-
Money Market Funds	17,477,003	17,477,003	-	-
Total Investments in Securities:	$ 576,100,862	$ 565,925,743	$ 10,175,119	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
Switzerland	3.1%
France	1.4%
Others (individually less than 1%)	6.9%
100.0%
Income Tax Information

The fund intends to elect to defer to its fiscal year ending May 31, 2010 approximately $8,248,450 of losses recognized during the period December 30, 2008 (commencement of operations) to May 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $479,439,497)		$ 576,100,862
Receivable for fund shares sold		886,586
Dividends receivable		1,502,475
Prepaid expenses		1,920
Total assets		578,491,843

Liabilities
Payable for investments purchased	$ 1,066,964
Payable for fund shares redeemed	451,232
Accrued management fee	214,320
Transfer agent fee payable	137,373
Other affiliated payables	18,396
Other payables and accrued expenses	25,011
Total liabilities		1,913,296

Net Assets		$ 576,578,547
Net Assets consist of:
Paid in capital		$ 474,774,410
Undistributed net investment income		3,112,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,027,845
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,663,405
Net Assets, for 47,303,820 shares outstanding		$ 576,578,547
Net Asset Value, offering price and redemption price per share ($576,578,547 ÷ 47,303,820 shares)		$ 12.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2009 (Unaudited)

Investment Income
Dividends		$ 5,415,671
Interest		168
Total income		5,415,839

Expenses
Management fee	$ 1,485,355
Transfer agent fees	762,702
Accounting fees and expenses	98,432
Custodian fees and expenses	5,617
Independent trustees' compensation	9,795
Registration fees	29,835
Audit	22,218
Legal	16,362
Miscellaneous	54,352
Total expenses before reductions	2,484,668
Expense reductions	(329,218)	2,155,450
Net investment income (loss)		3,260,389
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,795,125
Foreign currency transactions	2,731
Total net realized gain (loss)		10,797,856
Change in net unrealized appreciation (depreciation) on: Investment securities	67,376,900
Assets and liabilities in foreign currencies	1,169
Total change in net unrealized appreciation (depreciation)		67,378,069
Net gain (loss)		78,175,925
Net increase (decrease) in net assets resulting from operations		$ 81,436,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2009 (Unaudited)	For the period December 30, 2008 (commencement of operations) to May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,260,389	$ 3,072,534
Net realized gain (loss)	10,797,856	(8,770,011)
Change in net unrealized appreciation (depreciation)	67,378,069	29,285,336
Net increase (decrease) in net assets resulting from operations	81,436,314	23,587,859
Distributions to shareholders from net investment income	(3,220,036)	-
Share transactions Proceeds from sales of shares	103,603,338	474,417,324
Reinvestment of distributions	3,217,998	-
Cost of shares redeemed	(45,452,086)	(61,012,164)
Net increase (decrease) in net assets resulting from share transactions	61,369,250	413,405,160
Total increase (decrease) in net assets	139,585,528	436,993,019

Net Assets
Beginning of period	436,993,019	-
End of period (including undistributed net investment income of $3,112,887 and undistributed net investment income of $3,072,534, respectively)	$ 576,578,547	$ 436,993,019
Other Information Shares
Sold	9,169,553	48,505,402
Issued in reinvestment of distributions	328,703	-
Redeemed	(4,005,434)	(6,694,404)
Net increase (decrease)	5,492,822	41,810,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2009

Period ended May 31,

(Unaudited)

2009 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09
Net realized and unrealized gain (loss)	1.75	.36
Total from investment operations	1.82	.45
Distributions from net investment income	(.08)	-
Net asset value, end of period	$ 12.19	$ 10.45
Total Return B, C	17.54%	4.50%
Ratios to Average Net Assets F
Expenses before reductions	.98% A	1.08% A
Expenses net of fee waivers, if any	.85% A	.90% A
Expenses net of all reductions	.85% A	.90% A
Net investment income (loss)	1.29% A	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 576,579	$ 436,993
Portfolio turnover rate	42% A	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 30, 2008 (commencement of operations) to May 31, 2009.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2009 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Value Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 13, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,272,254
Gross unrealized depreciation	(2,950,256)
Net unrealized appreciation (depreciation)	$ 96,321,998

Tax cost	$ 479,778,864

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $159,794,030 and $101,822,513, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of 0.25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed 0.70% of the Fund's average daily net assets.

Strategic Advisers has contractually agreed to waive 0.13% of its management fee until May 31, 2012.

Sub-Advisers. Cohen & Steers and Eaton Vance each serve as a sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Pyramis, an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

In December 2009, the Board of Trustees approved the appointment of Brandywine Global Investment Management, LLC and LSV Asset Management as additional sub-advisers to the Fund. As sub-advisers, each will provide discretionary investment advisory services to the Fund and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

In addition to waiving a portion of its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until May 31, 2012 to the extent that annual operating expenses exceed .90% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver reduced the Fund's expenses by $329,218.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

Eaton Vance Management

LSV Asset Management

Pyramis Global Advisers, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

PAS-VAL-SANN-0110
1.880097.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 27, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 27, 2010